ROPES & GRAY LLP THREE EMBARCADERO CENTER SAN FRANCISCO, CA 94111-4006 WWW.ROPESGRAY.COM

June 1, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Pantheon Fund, LLC (the “Fund”)

(File No. 811-22973)

Ladies and Gentlemen:

On behalf of the Fund, a Delaware limited liability company, we are filing today, pursuant to Rule 486(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), via EDGAR, Post-Effective Amendment Number 1 to the Fund’s Registration Statement under the 1933 Act and Amendment Number 18 to the Fund’s Registration Statement under the 1940 Act on Form N-2. Pursuant to Rule 486(a) under the 1933 Act, it is proposed that Post-Effective Amendment Number 1 to the Registration Statement under the 1933 Act become effective on July 31, 2022.

No fees are required in connection with this filing. Please direct any questions or comments regarding this filing to the undersigned at (415) 315-6327. Thank you for your attention in this matter.

Very truly yours,

/s/ Gregory C. Davis
Gregory C. Davis, Esq.

cc:	Mark Duggan, AMG Funds LLC

Maureen Kerrigan, AMG Funds LLC